INCOME TAXES	12 Months Ended
Nov. 30, 2019
Disclosure Of Income Tax [Abstract]
INCOME TAXES

25. INCOME TAXES

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	2019	2018	2017
	$	$	$

Loss before income taxes	(7,787,892)	(7,498,612)	(1,928,870)
Expected income tax expense (recovery) at statutory rates	(2,103,000)	(2,025,000)	(502,000)
Change in statutory, foreign tax, foreign exchange rates and other	(44,576)	(75,379)	(13,000)
Permanent difference	356,000	1,439,000	163,000
Share issue cost	-	(132,000)	-
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	(123,000)	-	-
Change in unrecognized deferred tax assets	1,752,000	795,000	352,000

Income tax expense (recovery)	(162,576)	1,621	-

The significant components of the Company’s deferred tax liability is as follows:

	2019	2018
	$	$
Deferred tax assets (liabilities)
Intangible assets	(23,163)	(23,184)
Investment in associates	(122,000)	-
Debt with accretion	(41,000)	-
Non-capital losses	163,000	-

Net deferred tax liability	23,163	23,184

No deferred tax asset has been recognized in respect of the following losses and temporary differences as it is not considered probable that sufficient future taxable profit will allow the deferred tax asset to be recovered:

	2019	Expiry Date Range	2018	Expiry Date Range	2017	Expiry Date Range
	$		$		$
Property and equipment	2,675,000	No expiry date	437,000	No expiry date	36,000	No expiry date
Cumulative eligible capital	-	No expiry date	-	No expiry date	35,000	No expiry date
Share issue costs	305,000	2020-2022	414,000	2019-2022	44,000	2018-2022
Investment in associates	-	No expiry date	56,000	No expiry date	-	No expiry date
Allowable capital losses	323,000	No expiry date	11,000	No expiry date	13,000	No expiry date
Non-capital losses	8,194,000	2026-2039	4,503,000	2026-2038	2,452,000	2026-2037

Tax attributes are subject to review, and potential adjustment, by tax authorities.